Offerings	Jan. 24, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	2,396,762
Proposed Maximum Offering Price per Unit	109.20
Maximum Aggregate Offering Price	$ 261,726,410.40
Fee Rate	0.01531%
Amount of Registration Fee	$ 40,070.31
Offering Note	In addition to the shares set forth in the table, pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), the registration statement shall include an indeterminate number of shares of common stock that may be issued or become issuable in connection with stock splits, stock dividends, recapitalizations or similar events. The "Proposed Maximum Offering Price Per Unit" and the "Maximum Aggregate Offering Price" are estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on average of high and low price per share of the common stock as reported on the New York Stock Exchange on January 23, 2025.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	2,603,238
Maximum Aggregate Offering Price	$ 265,842,664.56
Carry Forward Form Type	S-3
Carry Forward File Number	333-262386
Carry Forward Initial Effective Date	Jan. 28, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 24,643.62
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement includes 2,603,238 shares of the Registrant's common stock (the "Unsold Securities") that were previously registered under the Registrant's registration statement on Form S-3 (File No. 333-262386), filed and effective on January 28, 2022 (the "Prior Registration Statement"). Pursuant to Rule 415(a)(6), the Registrant is carrying forward to this registration statement the Unsold Securities that were previously registered on the Prior Registration Statement, and the filing fees of approximately $24,643.62 previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this registration statement. A filing fee of $40,070.31 with respect to the remaining $261,726,410.40 of securities registered hereunder is being paid herewith. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities registered under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.